EQUITY - Schedule of Changes in Equity BPR (Details) - BPR - shares shares in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)		0	0	0
Issued on August 28, 2018 for the acquisition of GPP Inc. (shares)	0	162,324			0
BPR units exchanged (in shares)	0	56,166			0
Forfeitures (in shares)	0	(68)			0
End of year (in shares)	0	106,090	0	0	0